Jun. 10, 2015
UBS RMA MONEY FUND INC | UBS Select Treasury Preferred Fund
UBS Select Treasury Preferred Fund
Money Market Funds Prospectus Supplement
Supplement to the Prospectuses referenced below
June 10, 2015

Please note that each fund will continue to remain subject to its existing policy to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the type of investment suggested by its name. The current changes are not expected to materially impact the manner in which the funds' assets have historically been invested, but instead will bring them into conformance with new regulatory requirements. The policy change discussed below is effective as of June 10, 2015.

Changes to the Funds' Prospectuses. In connection with this approval, effective June 10, 2015, the "Principal strategies" section in each Prospectus is hereby amended to include the following:

In addition to the 80% policy referenced above, the fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully.

Fund name	Date of Prospectus*
• UBS Select Treasury Institutional Fund • UBS Select Treasury Preferred Fund • UBS Select Treasury Investor Fund • UBS Select Treasury Capital Fund	August 28, 2014
• UBS RMA U.S. Government Portfolio	August 29, 2014

*  As previously supplemented, if applicable.

PLEASE RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.